Inventories, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

4. INVENTORIES, NET

Inventories, net comprised the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Own-branded apparel products	3,708,942	5,976,503	761,347
Less: inventory provision	(92,121)	(518,937)	(66,107)
Total	3,616,821	5,457,566	695,240

Inventory write-down expense was nil and HKD426,816 (approximately US$54,372) for the six-month periods ended June 30, 2024 and 2025, respectively.

Inventory provision consists of the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Beginning balance of the year/period	68,536	92,121	11,735
Addition	23,585	426,816	54,372
Ending balance of the year/period	92,121	518,937	66,107

4. INVENTORIES, NET

Inventories, net are comprised of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Own-branded apparel products	5,388,735	3,708,942	477,482
Less: inventory provision	(68,536)	(92,121)	(11,859)
Total	5,320,199	3,616,821	465,623

Inventory write-down expense was HKD68,536 and HKD23,585 (approximately US$3,036) for the years ended December 31, 2023 and 2024, respectively.